Prepayments on long-term assets - Summary of Prepayments on Long-term Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments on buildings	¥ 112,856		¥ 112,856
Prepayments on other non-current assets	569		0
Prepayments on long-term assets	¥ 113,425	$ 15,976	¥ 112,856